Inventory	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventory
3.
Inventory

Inventory consists of the following:

(in thousands)	March 31, 2023	June 30, 2022
Bulk wine, spirits and cider	$99,718	$89,038
Bottled wine, spirits and cider	78,650	85,905
Bottling and packaging supplies	19,448	16,328
Nonwine inventory	1,452	831
Total inventories	$199,268	$192,102

For the three and nine months ended March 31, 2023 and 2022, the Company did not recognize any impairment of inventory.

During the three months ended March 31, 2023, the Company recorded an inventory writedown of $10.1 million to mark down $6.8 million related to bulk wine, $3.1 million related to finished goods, and $0.2 million related to dry goods to the lower of cost or market following the Company's decision to discontinue certain product lines, reduce SKUs and help improve warehouse efficiencies.

For the nine months ended March 31, 2023 and fiscal year ended June 30, 2022, the Company's inventory balances are presented net of inventory reserves of $6.8 million and $5.1 million, respectively, for bulk wine, spirits and cider inventory, $4.5 million and $1.8 million, respectively, for bottled wine, spirits and cider inventory and $0.4 million and $0.4 million, respectively, for bottling and packaging supplies inventory.

4.
Inventory

Inventory consists of the following:

(in thousands)	June 30, 2022	June 30, 2021
Bulk wine, spirits and cider	$89,038	$119,333
Bottled wine, spirits and cider	85,905	90,083
Bottling and packaging supplies	16,328	10,482
Nonwine inventory	831	1,247
Total inventories	$192,102	$221,145

For the year ended June 30, 2022, the Company recorded a $19.1 million non-cash inventory write down. Specifically, the inventory write down related to physical inventory count adjustments of $12.4 million, $3.7 million related to the establishment of inventory reserves and $3.0 million related to the impact of additional remediation efforts.

For the years ended June 30, 2022 and 2021, the Company's inventory balances are presented net of inventory reserves of $5.1 million and $0.1 million, respectively, for bulk wine, spirits and cider inventory, $1.8 million and $4.1 million, respectively, for bottled wine, spirits and cider inventory and $0.4 million and zero, respectively, for bottling and packaging supplies inventory.

During the year ended June 30, 2021, we recognized impairment of $3.3 million on raw materials inventory.

We received $3.0 million and $4.8 million in fiscal 2022 and fiscal 2021, respectively, in connection with litigation settlements for damaged inventory.